Note 9 - Concentrations of Business Risk (Details) - Foreign Currency Exposure	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2013 Foreign Currency Exposure [Member] USD ($)	Dec. 31, 2012 Foreign Currency Exposure [Member] USD ($)
Intercompany Foreign Currency Balance [Line Items]
Cash and cash equivalents	$ 68,716,531	68,716,531	$ 47,024,124	47,024,124	$ 9,030,759	$ 12,412,678	$ 38,900,944	$ 149,058
Accounts receivable	116,556		1,074,891				10,840	1,025,306
Accrued revenue		212,384		2,373,881			225,892	2,361,836
Accounts payable and accrued liabilities	3,680,462		3,795,546				(1,889,480)	(2,969,454)
	$ 37,248,196		$ 566,746